Income Tax - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)		Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Federal Income Tax Rate	15.00%	15.00%
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,209,815	$ 1,179,064	[1]
Unused tax credits for which no deferred tax asset recognised	$ 1,000	$ 1,000
Average effective tax rate	8.50%	8.40%
US
Disclosure of defined benefit plans [line items]
Unused tax credits for which no deferred tax asset recognised	$ 78,000			$ 75

[1]	Certain balances as at December 31, 2022 have been restated as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.